FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Balance at January 1	$ 10,138	$ 13,870
Allowance for doubtful debts expenses (income)	7,622	(3,167)
Discontinuance of consolidation	(275)	0
Write-off	(22)	(542)
Exchange rate difference	(40)	(23)
Balance at December 31	$ 17,423	$ 10,138